OPERATING REVENUE - Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue from rendering of telecommunication services [abstract]
Total operating revenues	$ 8,863,000,000	$ 9,086,000,000	$ 9,474,000,000
Reportable segments
Revenue from rendering of telecommunication services [abstract]
Total operating revenues	8,863,000,000	9,086,000,000	9,474,000,000
Russia | Reportable segments
Revenue from rendering of telecommunication services [abstract]
Total operating revenues	4,481,000,000	4,654,000,000	4,729,000,000
Pakistan | Reportable segments
Revenue from rendering of telecommunication services [abstract]
Total operating revenues	1,321,000,000	1,494,000,000	1,525,000,000
Ukraine | Reportable segments
Revenue from rendering of telecommunication services [abstract]
Total operating revenues	870,000,000	688,000,000	622,000,000
Other revenue	6,000,000	0	0
Kazakhstan | Reportable segments
Revenue from rendering of telecommunication services [abstract]
Total operating revenues	486,000,000	441,000,000	416,000,000
Uzbekistan | Reportable segments
Revenue from rendering of telecommunication services [abstract]
Total operating revenues	258,000,000	315,000,000	513,000,000
Algeria | Reportable segments
Revenue from rendering of telecommunication services [abstract]
Total operating revenues	775,000,000	813,000,000	915,000,000
Bangladesh | Reportable segments
Revenue from rendering of telecommunication services [abstract]
Total operating revenues	537,000,000	521,000,000	574,000,000
Other and eliminations | Reportable segments
Revenue from rendering of telecommunication services [abstract]
Total operating revenues	135,000,000	160,000,000	180,000,000
HQ | Reportable segments
Revenue from rendering of telecommunication services [abstract]
Total operating revenues	0	0	0
Mobile | Reportable segments
Revenue from rendering of telecommunication services [abstract]
Total operating revenues	8,140,000,000	8,366,000,000	8,688,000,000
Mobile | Russia | Reportable segments
Revenue from rendering of telecommunication services [abstract]
Total operating revenues	3,938,000,000	4,085,000,000	4,053,000,000
Mobile | Pakistan | Reportable segments
Revenue from rendering of telecommunication services [abstract]
Total operating revenues	1,321,000,000	1,494,000,000	1,525,000,000
Mobile | Ukraine | Reportable segments
Revenue from rendering of telecommunication services [abstract]
Total operating revenues	818,000,000	644,000,000	581,000,000
Mobile | Kazakhstan | Reportable segments
Revenue from rendering of telecommunication services [abstract]
Total operating revenues	419,000,000	368,000,000	341,000,000
Mobile | Uzbekistan | Reportable segments
Revenue from rendering of telecommunication services [abstract]
Total operating revenues	256,000,000	313,000,000	510,000,000
Mobile | Algeria | Reportable segments
Revenue from rendering of telecommunication services [abstract]
Total operating revenues	775,000,000	813,000,000	915,000,000
Mobile | Bangladesh | Reportable segments
Revenue from rendering of telecommunication services [abstract]
Total operating revenues	537,000,000	521,000,000	574,000,000
Mobile | Other and eliminations | Reportable segments
Revenue from rendering of telecommunication services [abstract]
Total operating revenues	76,000,000	128,000,000	189,000,000
Mobile | HQ | Reportable segments
Revenue from rendering of telecommunication services [abstract]
Total operating revenues	0	0	0
Fixed | Reportable segments
Revenue from rendering of telecommunication services [abstract]
Total operating revenues	723,000,000	720,000,000	786,000,000
Fixed | Russia | Reportable segments
Revenue from rendering of telecommunication services [abstract]
Total operating revenues	543,000,000	569,000,000	676,000,000
Fixed | Pakistan | Reportable segments
Revenue from rendering of telecommunication services [abstract]
Total operating revenues	0	0	0
Fixed | Ukraine | Reportable segments
Revenue from rendering of telecommunication services [abstract]
Total operating revenues	52,000,000	44,000,000	41,000,000
Fixed | Kazakhstan | Reportable segments
Revenue from rendering of telecommunication services [abstract]
Total operating revenues	67,000,000	73,000,000	75,000,000
Fixed | Uzbekistan | Reportable segments
Revenue from rendering of telecommunication services [abstract]
Total operating revenues	2,000,000	2,000,000	3,000,000
Fixed | Algeria | Reportable segments
Revenue from rendering of telecommunication services [abstract]
Total operating revenues	0	0	0
Fixed | Bangladesh | Reportable segments
Revenue from rendering of telecommunication services [abstract]
Total operating revenues	0	0	0
Fixed | Other and eliminations | Reportable segments
Revenue from rendering of telecommunication services [abstract]
Total operating revenues	59,000,000	32,000,000	(9,000,000)
Fixed | HQ | Reportable segments
Revenue from rendering of telecommunication services [abstract]
Total operating revenues	$ 0	$ 0	$ 0